SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 30, 2019	Apr. 01, 2019	May 01, 2018	Dec. 31, 2025 USD ($) SUPPLIER CUSTOMER	Dec. 31, 2025 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2024 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2023 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2025 JPY (¥)
Product Information [Line Items]
Convenience translation rate					6.9931			6.9931
Term deposits insured					¥ 21,177,000	¥ 20,422,000
Term deposits interest rate					3.05%	4.72%		3.05%
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)				$ 76,605	¥ 535,709,000	¥ 573,566,000	¥ 571,024,000
Research and development expenses				$ 19,888	139,081,000	177,000,000	222,538,000
Advertising expenses					28,433,000	39,154,000	42,885,000
Employee social benefits					¥ 64,390,000	¥ 65,998,000	¥ 86,198,000
Number of customers individually represent revenue | CUSTOMER				0	0	0	0
Number of suppliers individually represent cost | SUPPLIER				0	0	1	2
Number of customers individually represent accounts receivable | CUSTOMER				2	2	1	2
Number of suppliers accounted for ten percent or more accounts payable | SUPPLIER				1	1	2	2
Number of customers individually represent contract liabilities | CUSTOMER				1	1	0	1
Number of suppliers | SUPPLIER				1	1	2	1
Financial instruments amount					¥ 1,064,000,000	¥ 1,285,000,000
Profit appropriation to statutory surplus fund					¥ 0	¥ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	19.60%	14.70%
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage							13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				13.20%	13.20%	16.60%	15.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage				11.60%	11.60%		13.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				14.00%	14.00%	13.30%	14.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage						12.40%	11.30%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				13.00%	13.00%	10.00%	10.20%
Prepaid Expenses and Other Current Asset [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				23.60%	23.60%	20.80%
Prepaid Expenses and Other Current Asset [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage						10.80%
Cloud Communication Services [Member]
Product Information [Line Items]
VAT rate		6.00%	6.00%
Communication Devices Sales [Member]
Product Information [Line Items]
VAT rate	13.00%	16.00%
Covering Communications Platform As Service [Member]
Product Information [Line Items]
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 11,000,000	¥ 15,000,000	¥ 16,000,000
Covering Communications Platform As Service [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts				3 months	3 months
Covering Communications Platform As Service [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts				12 months	12 months
CHINA
Product Information [Line Items]
Term deposits insured					¥ 500,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					512,204,000	543,774,000	539,867,000
JAPAN
Product Information [Line Items]
Term deposits insured								¥ 10,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 23,505,000	¥ 29,792,000	¥ 31,157,000